Note 4 - Cash, Cash Equivalents and Restricted Cash - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents	$ 1,624	$ 3,254
Restricted cash	10,426	1,696
Total cash, cash equivalents and restricted cash	$ 12,050	$ 4,950	$ 8,095